PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 5,378,563		$ 5,378,563		$ 4,594,477	$ 6,290,888
Less accumulated depreciation and amortization	(2,112,698)		(2,112,698)		(2,190,075)	(2,934,293)
Total property and equipment, net	3,265,865		3,265,865		2,404,402	3,356,595
Depreciation expense	200,000	$ 100,000	360,819	$ 191,921	424,359	827,568
Disposals of Property, Plant and Equipment,			700,000
Accumulated Depreciation on Disposal of Property, Plant and Equipment			600,000
Gain (Loss) on Disposition of Property Plant Equipment			(117,449)
Manufacturing equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	2,983,092		2,983,092		2,516,859	4,420,281
Computers and software
PROPERTY AND EQUIPMENT
Property and equipment, gross	1,573,337		1,573,337		1,608,075	1,547,549
Leasehold Improvements
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 822,134		$ 822,134		441,956	295,471
Furniture
PROPERTY AND EQUIPMENT
Property and equipment, gross					$ 27,587	$ 27,587